INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS - Schedule of Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Investments in sales-type leases	$ 951	$ 2,439	$ 3,894
Investments in leaseback assets	0	0	2,298
Total	$ 951	$ 2,439	$ 6,192